Segments and Foreign Operations - Additional Financial Information for Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															12 Months Ended
	Jan. 31, 2014		Oct. 31, 2013		Jul. 31, 2013		Apr. 30, 2013		Jan. 31, 2013		Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 175,235	[1]	$ 206,468	[1]	$ 221,254	[1]	$ 217,429	[1]	$ 217,212	[2]	$ 265,633	[2]	$ 282,920	[2]	$ 271,765	$ 820,386	$ 1,037,530	$ 1,106,018
Capital expenditures																35,049	77,503	70,826
Depreciation and amortization	14,109	[1]	14,081	[1]	14,113	[1]	14,108	[1]	14,321	[2]	14,496	[2]	15,533	[2]	13,803	56,411	58,153	55,640
Assets	646,618								812,226							646,618	812,226	805,836
Water systems [Member]
Segment Reporting Information [Line Items]
Revenues																179,372	219,693	208,558
Water treatment technologies [Member]
Segment Reporting Information [Line Items]
Revenues																34,005	47,778	44,670
Sewer rehabilitation [Member]
Segment Reporting Information [Line Items]
Revenues																148,384	133,256	132,108
Water and wastewater plant construction [Member]
Segment Reporting Information [Line Items]
Revenues																157,590	129,446	200,513
Pipeline construction [Member]
Segment Reporting Information [Line Items]
Revenues																77,497	108,408	112,446
Soil stabilization [Member]
Segment Reporting Information [Line Items]
Revenues																60,369	136,115	115,402
Environmental and specialty drilling [Member]
Segment Reporting Information [Line Items]
Revenues																7,543	7,246	17,902
Exploration drilling [Member]
Segment Reporting Information [Line Items]
Revenues																150,695	249,247	271,442
Energy Services and Other [Member]
Segment Reporting Information [Line Items]
Revenues																4,931	6,341	2,977
Operating Segments [Member] | Water Resources [Member]
Segment Reporting Information [Line Items]
Revenues																175,875	214,091	214,625
Capital expenditures																2,864	22,446	23,733
Depreciation and amortization																9,903	8,126	7,740
Assets	98,576								119,281							98,576	119,281	147,279
Operating Segments [Member] | Inliner [Member]
Segment Reporting Information [Line Items]
Revenues																148,384	133,256	132,108
Capital expenditures																2,194	4,309	3,218
Depreciation and amortization																2,805	2,647	2,880
Assets	67,384								67,027							67,384	67,027	61,601
Operating Segments [Member] | Heavy Civil [Member]
Segment Reporting Information [Line Items]
Revenues																267,192	278,131	343,760
Capital expenditures																166	1,199	5,413
Depreciation and amortization																6,491	7,096	7,389
Assets	99,963								114,361							99,963	114,361	123,475
Operating Segments [Member] | Geoconstruction [Member]
Segment Reporting Information [Line Items]
Revenues																48,283	101,651	89,210
Capital expenditures																964	5,864	8,240
Depreciation and amortization																7,603	8,408	8,819
Assets	75,231								97,181							75,231	97,181	113,612
Operating Segments [Member] | Mineral Services [Member]
Segment Reporting Information [Line Items]
Revenues																172,960	302,119	322,100
Capital expenditures																7,741	25,661	20,958
Depreciation and amortization																23,321	25,950	21,227
Assets	206,575								243,383							206,575	243,383	245,601
Operating Segments [Member] | Energy Services [Member]
Segment Reporting Information [Line Items]
Revenues																6,336	5,885	4,214
Capital expenditures																7,732	5,169	1,030
Depreciation and amortization																1,283	550	3,418
Assets	14,636								6,470							14,636	6,470	5,561
Operating Segments [Member] | Other [Member]
Segment Reporting Information [Line Items]
Revenues																19,936	11,509	8,992
Capital expenditures																352		1,499
Depreciation and amortization																2,344		1,963
Assets	6,947								2,193							6,947	2,193	9,488
Unallocated Corporate Expenses [Member]
Segment Reporting Information [Line Items]
Capital expenditures																4,460	3,599	2,563
Depreciation and amortization																2,661	5,376	2,204
Assets	21,463								85,855							21,463	85,855	42,491
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Capital expenditures																8,576	9,256	4,172
Assets	$ 55,843								$ 76,475							$ 55,843	$ 76,475	$ 56,728

[1]	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.
[2]	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.